Loans from Third Parties	12 Months Ended
Dec. 31, 2025
Loans from Third Parties [Abstract]
LOANS FROM THIRD PARTIES

NOTE 14 – LOANS FROM THIRD PARTIES

Loans from Third Parties	As of December 31, 2025	As of December 31, 2024
Honghe County Yisa Hengtong Decoration Company (“Yisa”) (1)	-	109,600
Ms. Yan Liu(2)	71,499	-
Mr. YuHuan Yang(3)	142,998	-
Mr. Shaocheng Li(1)	153,008	-
Yunnan Longbao Biotechnology Co., LTD (“Yunnan Longbao”) (4)	38,181	-
Loans from third parties	$405,686	$109,600
Less: Loans from third parties - non-current	189,758	-
Loans from third parties - current	$215,928	$109,600

(1)	On May 6, 2024, the Company entered into a loan agreement with a third party Yisa Decoration Company to borrow $109,600 as a working capital loan. The loan period is from May 6, 2025 to May 5, 2027, and the loan is interest-free. The loan was fully transferred to Mr. Shaocheng Li, an affiliate of Yisa, in November 2025. The Company further borrowed $38,609 from Mr. Shaocheng Li with maturity date on December 31, 2026. The loan was unsecured and interest-free. As of December 31, 2025, the balance loan from Mr. Shaocheng Li was $153,008.

(2)	On November 3, 2025, the Company entered into a loan agreement with a third party Ms. Yan Liu to borrowed $71,499 as working capital loan with maturity date on May 2, 2026 and an annual interest rate of 20%.

(3)	On November 10, 2025, the Company entered into a loan agreement with a third party Mr. YuHuan Yang to borrowed $142,998 as working capital loan with maturity date on March 9, 2026 and an annual interest rate of 8%.

(4)	For the year ended December 31, 2025, the Company entered into a loan agreement with a third party Yunnan Longbao to borrow $38,181 as working capital loan. The loan is due on demand, unsecured, and interest-free.